Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurements [Abstract]
Schedule of Company’s Assets and Liabilities

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2025 and 2024 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

	Level	December 31, 2025	December 31, 2024
Asset:
Investments held in Trust Account – U.S. Treasury Securities	1	$262,235,740	$251,756,198